Provisions (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of provision matrix [abstract]
Schedule of other provisions by type of provision
Set forth below is the detail, by type of provision, of the balances at 30 June 2020 and at 31 December 2019 of Provisions for taxes and other legal contingencies and Other provisions. The types of provision were determined by grouping together items of a similar nature:

	Million euros
	30-06-2020	31-12-2019
Provisions for taxes	581	759
Provisions for employment-related proceedings (Brazil)	591	776
Provisions for other legal proceedings	1,169	1,522
Provision for customer remediation	674	725
Regulatory framework-related provisions	21	67
Provision for restructuring	638	641
Other	896	1,018
	4,570	5,508